iShares
®
Global Industrials ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .8%
ALS Ltd. ............................... 71,298 $ 1,131,735
Brambles Ltd. ........................... 191,345 2,583,556
Computershare Ltd. ....................... 77,061 2,040,802
Qantas Airways Ltd. ....................... 214,080 1,572,907
Transurban Group ........................ 436,021 4,335,332
11,664,332
a
Brazil  —  0 .2%
Localiza Rent a Car SA ..................... 123,563 994,287
WEG SA .............................. 203,591 1,850,038
2,844,325
a
Canada  —  1 .8%
CAE, Inc.
(a)
............................. 45,641 1,142,755
Canadian National Railway Co. ............... 76,384 9,115,454
Canadian Pacific Kansas City Ltd. ............. 125,713 10,899,115
Thomson Reuters Corp. .................... 18,584 1,517,906
WSP Global, Inc. ......................... 18,965 2,351,486
25,026,716
a
Chile  —  0 .1%
Latam Airlines Group SA .................... 35,512,819 1,032,684
a
Denmark  —  0 .9%
AP Moller - Maersk A.S. , Class A .............. 376 867,916
AP Moller - Maersk A.S. , Class B , NVS .......... 614 1,458,586
DSV A.S. .............................. 27,600 6,567,511
Vestas Wind Systems A.S. .................. 140,389 3,974,886
12,868,899
a
Finland  —  0 .5%
Kone OYJ , Class B ....................... 54,551 3,103,133
Metso OYJ ............................. 98,324 1,709,756
Wartsila OYJ Abp ......................... 67,910 2,593,630
7,406,519
a
France  —  6 .6%
Airbus SE .............................. 86,502 19,245,974
Alstom SA
(a) (b)
........................... 47,059 822,145
Bouygues SA ........................... 26,196 1,462,883
Bureau Veritas SA ........................ 49,298 1,509,938
Cie de Saint-Gobain SA .................... 64,664 5,863,885
Eiffage SA ............................. 9,835 1,450,712
Getlink SE ............................. 44,712 950,420
Legrand SA ............................ 36,693 6,217,420
Safran SA .............................. 47,424 18,688,882
Schneider Electric SE ...................... 76,208 24,937,213
Thales SA .............................. 12,771 3,282,164
Vinci SA ............................... 70,014 10,225,409
94,657,045
a
Germany  —  5 .3%
Brenntag SE ............................ 17,448 1,060,965
Daimler Truck Holding AG ................... 67,963 3,277,791
Deutsche Post AG ........................ 128,837 7,832,830
GEA Group AG .......................... 20,592 1,413,968
MTU Aero Engines AG ..................... 7,526 3,136,108
Rheinmetall AG .......................... 6,555 7,458,161
Siemens AG , Registered .................... 101,065 32,493,103
Siemens Energy AG ....................... 101,246 19,301,687
75,974,613
a
Security Shares Value
a
Hong Kong  —  0 .5%
CK Hutchison Holdings Ltd. .................. 377,520 $ 3,199,722
Techtronic Industries Co. Ltd. ................. 199,500 3,319,990
6,519,712
a
Ireland  —  0 .3%
Kingspan Group PLC ...................... 21,374 1,954,662
Ryanair Holdings PLC ..................... 74,137 2,317,426
4,272,088
a
Italy  —  0 .7%
Leonardo SpA ........................... 56,211 3,017,987
Prysmian SpA ........................... 41,476 6,982,197
10,000,184
a
Japan  —  12 .7%
AGC, Inc. .............................. 29,700 1,283,317
ANA Holdings, Inc. ........................ 64,000 1,171,654
Central Japan Railway Co. .................. 134,600 2,873,039
Dai Nippon Printing Co. Ltd. ................. 60,800 1,115,587
Daifuku Co. Ltd. .......................... 53,200 2,356,761
Daikin Industries Ltd. ...................... 41,000 6,254,087
East Japan Railway Co. .................... 159,800 3,339,502
FANUC Corp. ........................... 129,200 5,949,158
Fujikura Ltd. ............................ 232,300 9,208,806
Furukawa Electric Co. Ltd. ................... 99,000 2,977,641
Hankyu Hanshin Holdings, Inc. ................ 32,600 857,746
Hitachi Ltd. ............................. 641,800 17,762,517
IHI Corp. .............................. 153,200 2,586,510
ITOCHU Corp. .......................... 986,800 11,261,986
Japan Airlines Co. Ltd. ..................... 60,000 1,048,463
Kajima Corp. ............................ 62,900 2,292,891
Kawasaki Heavy Industries Ltd. ............... 117,400 2,124,596
Komatsu Ltd. ........................... 130,100 5,080,075
Kubota Corp. ........................... 139,100 2,327,488
Makita Corp. ............................ 38,900 1,398,891
Marubeni Corp. .......................... 233,400 6,804,444
Mitsubishi Corp. .......................... 521,200 13,943,231
Mitsubishi Electric Corp. .................... 296,400 10,870,318
Mitsubishi Heavy Industries Ltd. ............... 473,900 10,768,280
Mitsui & Co. Ltd. ......................... 402,400 11,236,203
Mitsui OSK Lines Ltd. ...................... 51,500 1,649,773
NIDEC CORP.
(a)
.......................... 145,800 2,396,474
Nippon Yusen KK ......................... 61,200 1,979,475
Obayashi Corp. .......................... 89,700 1,812,705
Recruit Holdings Co. Ltd. ................... 206,900 14,395,881
Secom Co. Ltd. .......................... 57,900 2,300,146
SMC Corp. ............................. 8,200 3,666,107
Sumitomo Corp. ......................... 678,400 6,520,556
Taisei Corp. ............................ 22,900 2,027,163
Tokyu Corp. ............................ 79,400 819,228
TOPPAN Holdings, Inc. ..................... 36,900 1,170,018
Toyota Tsusho Corp. ....................... 100,100 3,725,936
West Japan Railway Co. .................... 65,500 1,097,044
Yaskawa Electric Corp. ..................... 37,300 1,645,226
182,098,923
a
Mexico  —  0 .1%
Grupo Aeroportuario del Pacifico SAB de CV , ADR
(a)
. 5,666 1,434,405
Grupo Carso SAB de CV , Series A1
(b)
........... 73,776 551,353
1,985,758
a
Netherlands  —  0 .2%
IMCD N.V. ............................. 8,437 762,906
Randstad N.V. ........................... 15,787 455,861

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Netherlands (continued)
Wolters Kluwer N.V. ....................... 32,762 $ 2,118,379
3,337,146
a
Norway  —  0 .1%
Kongsberg Gruppen ASA ................... 61,841 1,863,633
a
South Korea  —  1 .4%
Doosan Enerbility Co. Ltd.
(a) (b)
................ 63,106 3,595,368
Hanwha Aerospace Co. Ltd. ................. 4,648 3,008,097
SK Square Co. Ltd.
(a)
...................... 12,390 14,011,362
20,614,827
a
Spain  —  0 .8%
ACS Actividades de Construccion y Servicios SA ... 29,218 4,296,703
Aena SME SA
(c)
.......................... 102,008 3,108,451
Ferrovial N.V. ........................... 67,791 4,646,432
12,051,586
a
Sweden  —  3 .1%
AddTech AB , Class B ...................... 35,326 1,248,408
Alfa Laval AB ........................... 39,956 2,383,600
Assa Abloy AB , Class B .................... 138,673 4,899,432
Atlas Copco AB , Class A .................... 352,505 7,144,921
Atlas Copco AB , Class B .................... 220,753 3,913,518
Epiroc AB , Class A ........................ 87,245 2,393,718
Epiroc AB , Class B ........................ 55,560 1,289,524
Lifco AB , Class B ......................... 31,682 1,038,339
Nibe Industrier AB , Class B .................. 219,278 815,117
Saab AB , Class B ........................ 43,939 2,290,732
Sandvik AB ............................. 149,246 6,163,137
Skanska AB , Class B ...................... 49,919 1,335,425
SKF AB , Class B ......................... 47,858 1,229,319
Trelleborg AB , Class B ..................... 25,358 1,056,513
Volvo AB , Class B ........................ 222,423 7,565,883
44,767,586
a
Switzerland  —  2 .6%
ABB Ltd. , Registered ...................... 215,134 23,402,112
Adecco Group AG , Registered ................ 23,471 433,101
Geberit AG , Registered ..................... 4,463 2,978,233
Kuehne + Nagel International AG , Registered ...... 7,354 1,784,387
Schindler Holding AG , Participation Certificates , NVS 5,746 1,904,778
Schindler Holding AG , Registered .............. 2,833 900,574
SGS SA , Registered ....................... 23,032 2,670,859
VAT Group AG
(c)
......................... 3,767 3,303,359
37,377,403
a
United Kingdom  —  4 .1%
BAE Systems PLC ........................ 419,722 10,285,970
Bunzl PLC ............................. 45,532 1,589,011
Diploma PLC ........................... 19,022 1,798,004
Experian PLC ........................... 127,926 4,311,566
IMI PLC ............................... 34,754 1,369,107
Intertek Group PLC ....................... 22,701 1,747,478
Melrose Industries PLC ..................... 164,292 1,035,968
RELX PLC ............................. 249,496 7,885,274
Rentokil Initial PLC ........................ 331,457 1,884,985
Rolls-Royce Holdings PLC .................. 1,180,726 22,634,089
Smiths Group PLC ........................ 44,110 1,498,404
Spirax Group PLC ........................ 10,605 962,124
Weir Group PLC (The) ..................... 35,828 1,142,805
58,144,785
a
United States  —  56 .8%
3M Co. ................................ 73,238 11,857,965
A O Smith Corp. ......................... 15,406 966,264
Security Shares Value
a
United States (continued)
Allegion PLC ............................ 12,071 $ 1,695,855
AMETEK, Inc. ........................... 32,214 7,793,855
Automatic Data Processing, Inc. ............... 56,394 12,629,436
Axon Enterprise, Inc.
(a)
..................... 11,323 6,347,787
Boeing Co. (The)
(a)
........................ 110,738 23,971,455
Broadridge Financial Solutions, Inc. ............ 16,339 2,237,626
Builders FirstSource, Inc.
(a)
.................. 15,664 1,401,615
Carrier Global Corp. ....................... 109,983 8,067,253
Caterpillar, Inc. .......................... 64,703 68,902,225
CH Robinson Worldwide, Inc. ................ 16,735 3,151,870
Cintas Corp. ............................ 47,611 8,097,679
Comfort Systems USA, Inc. .................. 4,927 9,765,068
Copart, Inc.
(a)
........................... 124,657 3,514,081
CSX Corp. ............................. 260,421 12,377,810
Cummins, Inc. ........................... 19,344 13,796,334
Deere & Co. ............................ 35,314 22,400,730
Delta Air Lines, Inc. ....................... 90,994 8,522,498
Dover Corp. ............................ 18,879 4,234,182
Eaton Corp. PLC ......................... 54,408 23,184,337
EMCOR Group, Inc. ....................... 6,318 5,243,182
Emerson Electric Co. ...................... 78,683 11,263,471
Equifax, Inc. ............................ 16,843 2,673,321
Expeditors International of Washington, Inc. ....... 18,882 3,077,388
Fastenal Co. ............................ 160,715 7,719,141
FedEx Corp. ............................ 30,837 9,655,990
Fedex Freight Holding Co., Inc.
(a)
.............. 15,100 2,280,100
Fortive Corp. ............................ 43,791 2,675,192
GE Vernova, Inc. ......................... 37,756 44,358,014
Generac Holdings, Inc.
(a)
.................... 8,187 2,397,235
General Dynamics Corp. .................... 35,515 12,580,834
General Electric Co. ....................... 146,919 54,908,038
Honeywell Aerospace, Inc.
(a)
................. 44,449 9,826,785
Honeywell International, Inc. ................. 44,449 9,952,131
Howmet Aerospace, Inc. .................... 56,144 15,094,876
Hubbell, Inc. , Class B ...................... 7,475 3,910,920
Huntington Ingalls Industries, Inc. .............. 5,463 1,529,039
IDEX Corp. ............................. 10,476 2,377,528
Illinois Tool Works, Inc. ..................... 36,694 9,924,626
Ingersoll Rand, Inc. ....................... 49,818 4,084,578
Jacobs Solutions, Inc. ...................... 16,428 2,069,928
JB Hunt Transport Services, Inc. .............. 10,394 3,008,335
Johnson Controls International PLC ............ 85,687 12,519,728
L3Harris Technologies, Inc. .................. 26,282 7,637,286
Leidos Holdings, Inc. ...................... 17,896 1,842,751
Lennox International, Inc. ................... 4,454 2,551,919
Lockheed Martin Corp. ..................... 28,362 14,449,305
Masco Corp. ............................ 28,498 2,318,882
Nordson Corp. ........................... 7,500 2,262,675
Norfolk Southern Corp. ..................... 31,439 9,890,395
Northrop Grumman Corp. ................... 18,649 9,498,122
Old Dominion Freight Line, Inc. ............... 25,890 5,607,774
Otis Worldwide Corp. ...................... 54,161 3,877,928
PACCAR, Inc. ........................... 73,526 8,831,943
Parker-Hannifin Corp. ...................... 17,681 17,294,140
Paychex, Inc. ........................... 45,221 4,446,581
Pentair PLC ............................ 22,909 1,756,204
Quanta Services, Inc. ...................... 21,080 15,178,443
Republic Services, Inc. , Class A ............... 28,155 5,999,267
Rockwell Automation, Inc. ................... 15,722 7,783,648
Rollins, Inc. ............................. 41,401 1,728,078
RTX Corp. ............................. 189,178 35,892,742
Snap-on, Inc. ........................... 7,343 2,954,823
Southwest Airlines Co. ..................... 68,764 3,535,845
Stanley Black & Decker, Inc. ................. 21,814 2,053,134

iShares
®
Global Industrials ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
United States (continued)
Textron, Inc. ............................ 24,237 $ 2,223,260
Trane Technologies PLC .................... 30,982 15,217,119
TransDigm Group, Inc. ..................... 7,899 10,521,784
Uber Technologies, Inc.
(a)
................... 285,955 20,634,513
Union Pacific Corp. ....................... 83,113 22,606,736
United Airlines Holdings, Inc.
(a)
................ 45,267 6,155,859
United Parcel Service, Inc. , Class B ............ 104,878 11,274,385
United Rentals, Inc. ....................... 8,820 9,992,090
Veralto Corp. ............................ 34,927 3,097,326
Verisk Analytics, Inc. , Class A ................. 18,406 3,304,429
Vertiv Holdings Co. , Class A ................. 53,959 18,066,552
Waste Connections, Inc. .................... 35,690 5,948,711
Waste Management, Inc. .................... 51,904 11,568,364
Westinghouse Air Brake Technologies Corp. ....... 23,862 6,433,195
WW Grainger, Inc. ........................ 6,122 8,328,369
Xylem, Inc. ............................. 33,953 4,013,584
814,824,466
a
Total Common Stocks — 99.6%
(Cost: $ 1,145,297,264 ) ............................... 1,429,333,230
a
Rights
Spain  —  0 .0%
ACS Actividades de Construccion y Servicios SA
(Expires 07/13/26 )
(a)
..................... 29,218 61,327
a
Total Rights — 0.0%
(Cost: $ 62,290 ) .................................... 61,327
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,145,359,554 ) ............................... 1,429,394,557
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 3,654,337 $ 3,655,434
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 2,721,984 2,721,984
a
Total Short-Term Securities — 0.4%
(Cost: $ 6,377,315 ) .................................. 6,377,418
Total Investments —  100.0%
(Cost: $ 1,151,736,869 ) ............................... 1,435,771,975
Liabilities in Excess of Other Assets — 0 .0% ................ (589,510)
Net Assets — 100.0% ................................. $ 1,435,182,465
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,065,388  $ —  $ (409,914)
(a)
$ (143) $ 103  $ 3,655,434  3,654,337  $ 8,636
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,122,955  599,029
(a)
—  —  —  2,721,984  2,721,984  31,559  —
$ —  $ (143) $ 103
$ 6,377,418
$ 40,195  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Industrials ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 2 09/10/26 $ 498 $ 9,073
E-Mini Industrial Select Sector Index ......................................................... 19 09/18/26 3,576 120,054
Euro STOXX 50 Index .................................................................. 15 09/18/26 1,089 10,740
$ 139,867
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 849,904,084  $ 579,429,146  $ —  $ 1,429,333,230
Rights ................................................ 61,327  —  —  61,327
Short-Term Securities
Money Market Funds ...................................... 6,377,418  —  —  6,377,418
$ 856,342,829  $ 579,429,146  $ —  $ 1,435,771,975
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 139,867  $ —  $ —  $ 139,867
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares